Partners' Capital and Distributions	3 Months Ended
Mar. 31, 2012
Partners' Capital and Distributions

7. Partners’ Capital and Distributions

As of March 31, 2012, partners’ capital consisted of 79.1 million common units.

Net Income (Loss) per Limited Partner Unit

Basic net income (loss) per limited partner unit is computed by dividing net income (loss) allocable to limited partners by the weighted average number of limited partner and vested deferred common units outstanding during the period. Diluted net income (loss) per limited partner unit is computed by dividing net income (loss) allocable to limited partners by the weighted average number of limited partner and vested deferred common units outstanding during the period and, when dilutive, phantom units. For the three months ended March 31, 2011, weighted average awards of 32 thousand phantom units were excluded from the diluted net income per limited partner unit calculation because the inclusion of these phantom units would have had an antidilutive effect. No phantom unit awards were excluded from the net loss per limited partner unit calculation for the three months ended March 31, 2012.

The following table reconciles net income (loss) and weighted average units used in computing basic and diluted net income (loss) per limited partner unit (in thousands, except per unit data):

	Three Months Ended March 31,
	2012	2011
Net income (loss)	$(110,344)	$7,511
Net loss attributable to noncontrolling interests, pre-merger	—	664

Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	$(110,344)	$8,175
Adjustments:
Distributions to participating securities	(131)	(82)
Participating securities’ allocable share of net income	349	(30)

Net income (loss) allocable to limited partners, basic	$(110,126)	$8,063
Participating securities’ allocable share of net income (loss)	(349)	30
Participating securities’ earnings reallocated to unvested securities	349	(30)

Net income (loss) allocable to limited partners, diluted	$(110,126)	$8,063

Weighted average limited partner units, basic	79,301	46,426
Effect of dilutive securities:
Phantom units	39	—

Weighted average limited partner units, diluted	79,340	46,426

Net income (loss) per limited partner unit, basic	$(1.39)	$0.17
Net income (loss) per limited partner unit, diluted	$(1.39)	$0.17

Cash Distributions

We distribute 100% of Available Cash (as defined in our partnership agreement) within 45 days after the end of each quarter to unitholders of record. Available Cash is generally defined as all of our cash and cash equivalents on hand at the end of each quarter less reserves established by our general partner for future requirements. Our general partner has the discretion to establish cash reserves that are necessary or appropriate to (i) provide for the proper conduct of our business, (ii) comply with applicable law, any of our debt instruments or any other agreements and (iii) provide funds for distributions to unitholders and our general partner for any one or more of the next four quarters.

The following table reflects the allocation of total cash distributions paid by us during the periods presented:

	Three Months Ended March 31,
	2012	2011
Limited partners	$40,307	$30,587
Phantom units	111	46

Total cash distribution paid during period	$40,418	$30,633

On May 14, 2012, we will pay a $0.52 per unit quarterly distribution to unitholders of record on May 8, 2012.